Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses under IFRS 9 (Detail) - In accordance with IFRS 9 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ 5,020
Provision for credit losses	2,579
Net write-offs	(2,351)
Other, including foreign currency adjustment	(101)
Ending balance	5,147	$ 5,020
Balance at beginning of the year	4,920
Provision for credit losses
Balance at end of year	5,065	4,920
Allowance for credit losses on acceptances	8	16
Allowance for credit losses on off-balance sheet exposures	74	84
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	717
Provision for credit losses	104
Net write-offs	(123)
Other, including foreign currency adjustment	(20)
Ending balance	678	717
Balance at beginning of the year	717
Provision for credit losses
Remeasurement	25
Newly originated or purchased financial assets	88
Derecognition of financial assets and maturities	(9)
Gross write-offs	(219)
Recoveries	96
Foreign exchange and other movements	(20)
Balance at end of year	678	717
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,261
Provision for credit losses	166
Net write-offs	(208)
Other, including foreign currency adjustment	(72)
Ending balance	1,147	1,261
Balance at beginning of the year	1,245
Provision for credit losses
Remeasurement	177
Newly originated or purchased financial assets	322
Derecognition of financial assets and maturities	(340)
Changes in models and methodologies	17
Gross write-offs	(276)
Recoveries	68
Foreign exchange and other movements	(74)
Balance at end of period including off-balance sheet exposures	1,139
Less: Allowance for credits losses on off-balance sheet exposures	74
Balance at end of year	1,065	1,245
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,879
Provision for credit losses	1,411
Net write-offs	(1,166)
Other, including foreign currency adjustment	(15)
Ending balance	2,109	1,879
Balance at beginning of the year	1,879
Provision for credit losses
Remeasurement	974
Newly originated or purchased financial assets	615
Derecognition of financial assets and maturities	(178)
Gross write-offs	(1,441)
Recoveries	275
Foreign exchange and other movements	(15)
Balance at end of year	2,109	1,879
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,163
Provision for credit losses	898
Net write-offs	(854)
Other, including foreign currency adjustment	6
Ending balance	1,213	1,163
Balance at beginning of the year	1,163
Provision for credit losses
Remeasurement	765
Newly originated or purchased financial assets	329
Derecognition of financial assets and maturities	(196)
Gross write-offs	(1,104)
Recoveries	250
Foreign exchange and other movements	6
Balance at end of year	1,213	1,163
Stage 1 [member]
Provision for credit losses
Balance at end of year	1,223
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	103
Provision for credit losses
Remeasurement	(131)
Newly originated or purchased financial assets	88
Derecognition of financial assets and maturities	(2)
Transfer to (from)stage 1	77
Transfer to (from)stage 2	(18)
Foreign exchange and other movements	(5)
Balance at end of year	112	103
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	178
Provision for credit losses
Remeasurement	(93)
Newly originated or purchased financial assets	322
Derecognition of financial assets and maturities	(108)
Changes in models and methodologies	3
Transfer to (from)stage 1	63
Transfer to (from)stage 2	(187)
Transfer to (from)stage 3	(2)
Foreign exchange and other movements	(3)
Balance at end of period including off-balance sheet exposures	173
Less: Allowance for credits losses on off-balance sheet exposures	41
Balance at end of year	132	178
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	477
Provision for credit losses
Remeasurement	(670)
Newly originated or purchased financial assets	615
Derecognition of financial assets and maturities	(82)
Transfer to (from)stage 1	453
Transfer to (from)stage 2	(189)
Transfer to (from)stage 3	(4)
Foreign exchange and other movements	(22)
Balance at end of year	578	477
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	364
Provision for credit losses
Remeasurement	(276)
Newly originated or purchased financial assets	329
Derecognition of financial assets and maturities	(91)
Transfer to (from)stage 1	259
Transfer to (from)stage 2	(162)
Transfer to (from)stage 3	(1)
Foreign exchange and other movements	(21)
Balance at end of year	401	364
Stage 2 [member]
Provision for credit losses
Balance at end of year	2,165
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	214
Provision for credit losses
Remeasurement	5
Derecognition of financial assets and maturities	(7)
Transfer to (from)stage 1	(65)
Transfer to (from)stage 2	106
Transfer to (from)stage 3	(39)
Foreign exchange and other movements	(8)
Balance at end of year	206	214
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	307
Provision for credit losses
Remeasurement	6
Derecognition of financial assets and maturities	(164)
Changes in models and methodologies	14
Transfer to (from)stage 1	(58)
Transfer to (from)stage 2	218
Transfer to (from)stage 3	(30)
Foreign exchange and other movements	(2)
Balance at end of period including off-balance sheet exposures	291
Less: Allowance for credits losses on off-balance sheet exposures	31
Balance at end of year	260	307
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	802
Provision for credit losses
Remeasurement	629
Derecognition of financial assets and maturities	(96)
Transfer to (from)stage 1	(442)
Transfer to (from)stage 2	284
Transfer to (from)stage 3	(286)
Foreign exchange and other movements	(4)
Balance at end of year	887	802
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	799
Provision for credit losses
Remeasurement	448
Derecognition of financial assets and maturities	(105)
Transfer to (from)stage 1	(259)
Transfer to (from)stage 2	162
Transfer to (from)stage 3	(239)
Foreign exchange and other movements	6
Balance at end of year	812	799
Stage 3 [member]
Provision for credit losses
Balance at end of year	1,677
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	400
Provision for credit losses
Remeasurement	151
Transfer to (from)stage 1	(12)
Transfer to (from)stage 2	(88)
Transfer to (from)stage 3	39
Gross write-offs	(219)
Recoveries	96
Foreign exchange and other movements	(7)
Balance at end of year	360	400
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	760
Provision for credit losses
Remeasurement	264
Derecognition of financial assets and maturities	(68)
Transfer to (from)stage 1	(5)
Transfer to (from)stage 2	(31)
Transfer to (from)stage 3	32
Gross write-offs	(276)
Recoveries	68
Foreign exchange and other movements	(69)
Balance at end of period including off-balance sheet exposures	675
Less: Allowance for credits losses on off-balance sheet exposures	2
Balance at end of year	673	760
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	600
Provision for credit losses
Remeasurement	1,015
Transfer to (from)stage 1	(11)
Transfer to (from)stage 2	(95)
Transfer to (from)stage 3	290
Gross write-offs	(1,441)
Recoveries	275
Foreign exchange and other movements	11
Balance at end of year	644	$ 600
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	593
Transfer to (from)stage 3	240
Gross write-offs	(1,104)
Recoveries	250
Foreign exchange and other movements	$ 21